BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 181,432		$ 333,084			$ 92,975
Prepaid expenses	206,632		244,030			32,356
R&D tax credit receivable	194,535		276,705			398,718	$ 518,453
Inventory	1,020,100		249,844
Other current assets	142,346		163,512			163,215
Total current asset	1,745,044		1,267,175			687,264
Property and equipment, net	58,761		82,038			113,439
Other long term assets	36,333
Total assets	1,840,139		1,349,213	$ 734,469	$ 824,638	800,703	840,673
Current liabilities:
Accounts payable	3,950,652		3,173,677			2,141,689
Accrued expenses and other current liabilities	9,384,736		9,421,258			7,847,647
Accrued compensation	1,669,546		1,610,052			2,000,783
Accrued federal tax liability, penalties and interest	6,148,068		5,415,149			4,628,681
Dividend payable	414,467		376,399			329,077
Deferred revenue	932,066		1,023,007
Derivative liabilities	2,027,773		922,834			1,572,078
Warrant liabilities	52,955,510		22,024,165			5,652,553
Related parties payable	$ 1,512,855		$ 885,041			$ 750,872
Other Liability, Current, Related Party [Extensible Enumeration]	Related party		Related party			Related party
Short-term debt from related parties, net						$ 6,356
Total current liabilities	$ 181,919,306		$ 133,847,699	126,859,564	119,060,401	91,186,870	79,448,322
Total liabilities	181,919,306		133,847,699	126,859,564	119,077,518	97,808,327	82,536,664
Commitments and contingencies (Note 12)
Series A units subject to possible redemption, 9,965,000 units at a redemption value of $2.84 per unit and $2.68 per unit as of September 30, 2024 and December 31, 2023, respectively	28,323,419		26,686,397			24,651,442
Accumulated deficit	(208,402,586)		(159,184,883)	(152,283,261)	(143,893,316)	(121,659,065)	(104,463,428)
Total members' deficit	(208,402,586)	$ (184,393,971)	(159,184,883)	$ (152,283,265)	$ (143,824,666)	(121,659,065)	$ (104,463,427)
Total liabilities and members' deficit	1,840,139		1,349,213			800,703
Non-related party
Current liabilities:
Interest payable	16,426,277		12,749,929			11,672,255
Short-term debt, net	26,300,469		21,301,085			12,763,418
Long-term debt, net						34,470
Related party
Current liabilities:
Interest payable	37,850,832		32,599,048			26,307,393
Short-term debt, net			22,346,055			15,514,068
Short-term debt from related parties, net	$ 22,346,055		$ 22,346,055
Long-term debt, net						$ 6,586,987